As filed with the Securities and Exchange Commission on November 8, 2011
REGISTRATION NO. 33-06867
INVESTMENT COMPANY ACT FILE NO. 811-04665

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No. _________	/ /

Post-Effective Amendment No. 57	/ X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /  X  /

Amendment No. 57

(Check appropriate box or boxes)

COMMONWEALTH INTERNATIONAL SERIES TRUST
(Exact name of Registrant as Specified in the Charter)
791 Town & Country Blvd., Suite 250, Houston, TX 77024
 (Address of Principal Executive Offices) (Zip Code)
 Registrant’s Telephone Number: 1-713-260-1434

CT Corporation System
155 Federal Street
Boston, MA 02110
(Name and Address of Agent for Service)

with a copy to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite 119
Leawood, Kansas 66224

It is proposed that this filing will become effective:
/ X /	immediately upon filing pursuant to paragraph (b).
/ /	on (date) pursuant to paragraph (b).
/ /	60 days after filing pursuant to paragraph (a)(1) .
/ /	on (date) pursuant to paragraph (a)(1).
/ /	75 days after filing pursuant to paragraph (a)(2).
/ /	on November 1, 2011 pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

COMMONWEALTH INTERNATIONAL SERIES TRUST

On Behalf of its Series,

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND,

AFRICA FUND,

COMMONWEALTH JAPAN FUND,

COMMONWEALTH GLOBAL FUND

COMMONWEALTH REAL ESTATE SECURITIES FUND

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 56 filed on November 1, 2011 and incorporates Parts A, B and C from said amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, there unto duly authorized, in the City of Houston, and State of Texas on the 8th day of November, 2011.

COMMONWEALTH INTERNATIONAL SERIES TRUST
Registrant

By:  /s/ Robert W. Scharar
Robert W. Scharar, President

        Pursuant to the requirements of the Securities Act, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert W. Scharar	President and Trustee	November 8, 2011
Robert W. Scharar	(Principal Executive Officer)

/s/ Terry Gallagher	Treasurer	November 8, 2011
Terry Gallagher	(Principal Financial Officer)

* /s/ John Akard, Jr.	Trustee	November 8, 2011
John Akard, Jr.

* /s/ Kathleen Kelly	Trustee	November 8, 2011
Kathleen Kelly

* /s/ Jack Ewing	Chairman and Trustee	November 8, 2011
Jack H. Ewing

* By:	/s/ Robert W. Scharar	November 8, 2011
Robert W. Scharar, Attorney-in-Fact

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EXHIBITS LIST

Exhibit Name	Exhibit Number

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE

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